INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2019
Income Before Income Taxes	Income before income taxes consisted of:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Non - PRC	(4,204)	(656)	(3,332)
PRC	25,245	15,438	29,131

	21,041	14,782	25,799

Current and Deferred Components of Income Tax Expense	The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Current tax expense	5,344	5,717	7,060
Deferred tax (benefit) expense	(724)	(3,410)	1,061

	4,620	2,307	8,121

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations
The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Income before taxes	21,041	14,782	25,799

Income tax expense computed at applicable tax rates of 25%	5,260	3,696	6,450
Effect of different tax rates in different jurisdictions	988	770	704
Non-deductible expenses	933	152	1,059
Effect of tax holidays	(2,812)	(2,610)	(1,934)
Effect of valuation allowances	116	285	1,232
Withholding tax on undistributed earnings	572	313	689
Income tax reversal	(437)	(299)	(79)

	4,620	2,307	8,121

Effective income tax rate	21.96%	15.61%	31.48%

Aggregate Amount and per Share Effect of Tax Holidays
The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
The aggregate amount of tax holidays	2,812	2,610	1,934

The aggregate effect on basic and diluted net income per share:
- Basic	0.02	0.02	0.01

- Diluted	0.02	0.02	0.01

Components of Deferred Taxes	The components of deferred taxes are as follows:

	As of September 30,
	2018	2019
	US$	US$
Deferred tax assets
Accrued expenses	1,217	984
Allowance for doubtful accounts	598	1,031
Impairment loss from long-term investments	867	1,178
Change in fair value of contingent consideration payable	435	—
Property, plant and equipment	111	103
Net operating loss carry-forwards	3,364	2,811
Total deferred tax assets	6,592	6,107
Less: valuation allowance	(881)	(2,242)
Deferred tax assets, net	5,711	3,865
Deferred tax liabilities
Intangible assets	9,236	7,085
Withholding tax on undistributed earnings	3,011	3,556
Unrealized gain on available-for-sale investments	446	647
Capitalized c ommission fees	—	1,407
Total deferred tax liabilities	12,693	12,695

Reconciliation of Accrued Unrecognized Tax Benefits
Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
US$
Balance as of September 30, 2017	163
Foreign currency adjustment	(5)

Balance as of September 30, 2018	158
Foreign currency adjustment	(6)

Balance as of September 30, 2019	152